Related Party Transactions (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Caiua Transmissora [Member]
Disclosure Of Joint Ventures [Line Items]
Interest	49.00%
Caiua Transmissora [Member] | Loans And Financing BNDES [member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing BNDES
Balance	R$ 16,455
Cantareira Transmissora De Energia [Member]
Disclosure Of Joint Ventures [Line Items]
Interest	49.00%
Cantareira Transmissora De Energia [Member] | Debentures [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures
Balance	R$ 71,767
Cantareira Transmissora De Energia [Member] | Financing [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing
Balance	R$ 299,058
Guaraciaba Transmissora [Member]
Disclosure Of Joint Ventures [Line Items]
Interest	49.00%
Guaraciaba Transmissora [Member] | Loans And Financing BNDES [member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing BNDES
Balance	R$ 210,093
Guaraciaba Transmissora [Member] | Debentures [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures
Balance	R$ 91,024
Matrincha Transmissora [Member]
Disclosure Of Joint Ventures [Line Items]
Interest	49.00%
Matrincha Transmissora [Member] | Loans And Financing BNDES [member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing BNDES
Balance	R$ 172,732
Matrincha Transmissora [Member] | Debentures [Member]
Disclosure Of Joint Ventures [Line Items]
Balance	R$ 263,226
Matrincha Transmissora [Member] | Debentures (2nd) [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures (2nd)
Matrincha Transmissora [Member] | Debentures (3rd) [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures (3rd)
I M T E Transmissora [Member]
Disclosure Of Joint Ventures [Line Items]
Interest	49.00%
I M T E Transmissora [Member] | Financing [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing
Balance	R$ 23,146
Paranaiba Transmissora [Member]
Disclosure Of Joint Ventures [Line Items]
Interest	24.50%
Paranaiba Transmissora [Member] | Debentures [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Debentures
Balance	R$ 36,067
Paranaiba Transmissora [Member] | Financing [Member]
Disclosure Of Joint Ventures [Line Items]
Operation	Financing
Balance	R$ 289,101